INCOME TAX EXPENSE (Details 2) ¥ in Thousands, $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Notes and other explanatory information [abstract]
Loss before income tax for the year from continuing operations				$ (1,177)	¥ (8,337)	¥ (23,338)	¥ (48,979)
(Loss)/profit before income tax for the year from a discontinued operation				(307)	(2,175)	6,906	(3,857)
Total				$ (1,484)	¥ (10,512)	¥ (16,432)	¥ (52,836)
Tax at the statutory tax rate				25.00%	25.00%	25.00%	25.00%
Computed income tax benefit				$ (371)	¥ 2,628	¥ 4,108	¥ 13,209
Effect of different tax rates of the Company and certain subsidiaries				309	2,190	5,699	6,937
Tax losses with no deferred tax assets recognized				41	290	420	1,770
Non-deductible expenses				87	617	983	122
Statutory income						(201)
Deductible temporary differences with no deferred tax assets recognized				343	2,430	971
Utilization of previously unrecognized deductible temporary differences and tax losses				(286)	(2,021)	(1,774)	(150)
Write-off of unrecoverable deferred tax assets previously recognized						2,272	2,987
Preferential tax rate				13	95	14	2,215
Others				136	958	1,588	1,463
Total tax credit for the year from continuing operations							(5,095)
Total tax charge for the year from a discontinued operation			¥ 1,827	272	1,931	5,864	7,230
Income tax benefit				$ 272	¥ 1,931	¥ 5,864	¥ 2,135